UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Investors Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.6%)(a)
	Shares	Value

Aerospace and defense (4.1%)

Boeing Co. (The)	16,000	$1,373,600

General Dynamics Corp.	10,400	733,304

Honeywell International, Inc.	24,900	1,876,215

L-3 Communications Holdings, Inc.	16,800	1,359,456

Northrop Grumman Corp.	16,700	1,171,505

Raytheon Co.	10,800	634,932

Rockwell Collins, Inc.(S)	9,500	599,640

United Technologies Corp.	17,610	1,645,302

		9,393,954
Air freight and logistics (0.3%)

FedEx Corp.	8,300	815,060

		815,060
Airlines (0.5%)

Copa Holdings SA Class A (Panama)	2,700	322,947

Southwest Airlines Co.	55,700	750,836

		1,073,783
Auto components (1.0%)

Johnson Controls, Inc.	18,100	634,767

Lear Corp.	7,100	389,577

Magna International, Inc. (Canada)	6,200	363,940

TRW Automotive Holdings Corp.(NON)	14,996	824,780

		2,213,064
Automobiles (0.3%)

Ford Motor Co.	57,300	753,495

		753,495
Beverages (2.3%)

Coca-Cola Co. (The)	38,300	1,548,852

Coca-Cola Enterprises, Inc.	43,300	1,598,636

Dr. Pepper Snapple Group, Inc.	10,200	478,890

PepsiCo, Inc.	20,920	1,654,981

		5,281,359
Biotechnology (2.2%)

Amgen, Inc.	16,763	1,718,375

Celgene Corp.(NON)	14,000	1,622,740

Cubist Pharmaceuticals, Inc.(NON)(S)	14,000	655,480

Gilead Sciences, Inc.(NON)	24,478	1,197,709

		5,194,304
Building products (0.2%)

Masco Corp.	19,800	400,950

		400,950
Capital markets (3.1%)

Ameriprise Financial, Inc.	11,800	869,070

Apollo Global Management, LLC. Class A	27,900	603,756

Artisan Partners Asset Management, Inc.(NON)	5,264	207,665

Charles Schwab Corp. (The)	28,600	505,934

Goldman Sachs Group, Inc. (The)	14,720	2,166,048

Manning & Napier, Inc.	18,582	307,346

Morgan Stanley	48,100	1,057,238

State Street Corp.	25,100	1,483,159

		7,200,216
Chemicals (2.6%)

Ashland, Inc.(S)	5,000	371,500

Celanese Corp. Ser. A	9,900	436,095

CF Industries Holdings, Inc.	3,200	609,184

Dow Chemical Co. (The)(S)	23,401	745,088

Huntsman Corp.	30,279	562,887

LyondellBasell Industries NV Class A	11,000	696,190

Monsanto Co.	15,000	1,584,450

Valspar Corp.(S)	5,900	367,275

W.R. Grace & Co.(NON)	7,900	612,329

		5,984,998
Commercial banks (2.9%)

Capital Bank Financial Corp. Class A(NON)	40,001	686,417

Fifth Third Bancorp(S)	27,700	451,787

First Southern Bancorp, Inc. Class B(F)(NON)	19,890	118,346

National Bank Holdings Corp. Class A	39,500	722,850

PNC Financial Services Group, Inc.	11,613	772,265

Wells Fargo & Co.	105,658	3,908,289

		6,659,954
Commercial services and supplies (0.8%)

ADT Corp. (The)(S)	17,600	861,344

Cintas Corp.(S)	14,900	657,537

G&K Services, Inc. Class A	8,233	374,684

		1,893,565
Communications equipment (2.3%)

Arris Group, Inc.(NON)	18,800	322,796

Cisco Systems, Inc.	146,541	3,064,172

Qualcomm, Inc.	28,300	1,894,685

		5,281,653
Computers and peripherals (4.2%)

Apple, Inc.	15,139	6,700,976

EMC Corp.(NON)	51,500	1,230,335

Hewlett-Packard Co.	41,570	991,029

SanDisk Corp.(NON)	14,539	799,645

		9,721,985
Construction and engineering (0.2%)

Fluor Corp.	8,800	583,704

		583,704
Consumer finance (0.2%)

Discover Financial Services	11,900	533,596

		533,596
Containers and packaging (0.4%)

Owens-Illinois, Inc.(NON)	20,400	543,660

Rock-Tenn Co. Class A	4,200	389,718

		933,378
Diversified financial services (5.0%)

Bank of America Corp.	196,342	2,391,446

Citigroup, Inc.	56,957	2,519,778

JPMorgan Chase & Co.	132,427	6,284,985

Nasdaq OMX Group, Inc. (The)	14,500	468,350

		11,664,559
Diversified telecommunication services (2.0%)

AT&T, Inc.	72,920	2,675,435

Iridium Communications, Inc.(NON)(S)	83,488	502,598

Verizon Communications, Inc.	30,990	1,523,159

		4,701,192
Electric utilities (1.0%)

American Electric Power Co., Inc.	19,700	958,011

NV Energy, Inc.	23,400	468,702

PPL Corp.(S)	27,600	864,156

		2,290,869
Electrical equipment (0.3%)

Rockwell Automation, Inc.	6,700	578,545

		578,545
Electronic equipment, instruments, and components (0.2%)

Corning, Inc.	28,500	379,905

		379,905
Energy equipment and services (1.9%)

Ensco PLC Class A (United Kingdom)	9,300	558,000

Halliburton Co.	22,000	889,020

Helmerich & Payne, Inc.(S)	7,800	473,460

Nabors Industries, Ltd.	51,400	833,708

Schlumberger, Ltd.	22,984	1,721,272

		4,475,460
Food and staples retail (2.9%)

Chefs' Warehouse, Inc. (The)(NON)	10,499	193,917

Costco Wholesale Corp.	8,700	923,157

CVS Caremark Corp.	38,780	2,132,512

Kroger Co. (The)	40,300	1,335,542

Wal-Mart Stores, Inc.	21,100	1,578,913

Walgreen Co.	11,600	553,088

		6,717,129
Food products (0.4%)

Amira Nature Foods, Ltd. (United Arab Emirates)(NON)(S)	75,939	601,437

Ingredion, Inc.	1,395	100,886

Pinnacle Foods, Inc.(NON)	6,616	146,941

		849,264
Gas utilities (0.2%)

UGI Corp.(S)	12,100	464,519

		464,519
Health-care equipment and supplies (2.2%)

Abbott Laboratories	25,910	915,141

Becton, Dickinson and Co.(S)	5,100	487,611

CareFusion Corp.(NON)	17,400	608,826

Covidien PLC	12,700	861,568

Medtronic, Inc.	22,490	1,056,130

Stryker Corp.(S)	8,800	574,112

Zimmer Holdings, Inc.(S)	8,900	669,458

		5,172,846
Health-care providers and services (2.2%)

Aetna, Inc.(S)	20,369	1,041,263

Cardinal Health, Inc.	14,600	607,652

CIGNA Corp.	8,500	530,145

Community Health Systems, Inc.	9,800	464,422

HCA Holdings, Inc.	21,300	865,419

Omnicare, Inc.	6,894	280,371

UnitedHealth Group, Inc.	21,100	1,207,131

		4,996,403
Hotels, restaurants, and leisure (1.3%)

Ignite Restaurant Group, Inc.(NON)(S)	16,600	243,688

McDonald's Corp.	12,930	1,288,992

Red Robin Gourmet Burgers, Inc.(NON)	11,000	501,600

Royal Caribbean Cruises, Ltd.	13,500	448,470

Wyndham Worldwide Corp.	8,000	515,840

		2,998,590
Household durables (0.8%)

Leggett & Platt, Inc.(S)	14,100	476,298

Mohawk Industries, Inc.(NON)	4,100	463,792

Newell Rubbermaid, Inc.	14,800	386,280

Whirlpool Corp.	4,300	509,378

		1,835,748
Household products (1.8%)

Colgate-Palmolive Co.	4,200	495,726

Energizer Holdings, Inc.(S)	3,400	339,082

Kimberly-Clark Corp.	6,800	666,264

Procter & Gamble Co. (The)	34,050	2,623,893

		4,124,965
Independent power producers and energy traders (0.7%)

Calpine Corp.(NON)	36,020	742,012

NRG Energy, Inc.	32,500	860,925

		1,602,937
Industrial conglomerates (1.0%)

General Electric Co.	99,620	2,303,214

		2,303,214
Insurance (4.0%)

Aflac, Inc.	19,200	998,784

Allstate Corp. (The)	20,600	1,010,842

American International Group, Inc.(NON)	25,633	995,073

Berkshire Hathaway, Inc. Class B(NON)	7,030	732,526

Hartford Financial Services Group, Inc. (The)(S)	30,313	782,075

Lincoln National Corp.	14,300	466,323

MetLife, Inc.	30,948	1,176,643

Prudential Financial, Inc.	25,700	1,516,043

Travelers Cos., Inc. (The)	17,690	1,489,321

		9,167,630
Internet and catalog retail (0.7%)

Amazon.com, Inc.(NON)	2,600	692,874

Expedia, Inc.	6,800	407,684

Priceline.com, Inc.(NON)	700	481,551

		1,582,109
Internet software and services (2.6%)

Akamai Technologies, Inc.(NON)	11,600	409,364

eBay, Inc.(NON)	25,100	1,360,922

ExactTarget, Inc.(NON)	10,200	237,354

Google, Inc. Class A(NON)	5,155	4,093,225

		6,100,865
IT Services (3.4%)

Alliance Data Systems Corp.(NON)	5,700	922,773

Computer Sciences Corp.(S)	29,000	1,427,670

Fidelity National Information Services, Inc.	20,900	828,058

IBM Corp.	12,380	2,640,654

Total Systems Services, Inc.	21,200	525,336

Unisys Corp.(NON)	12,480	283,920

Visa, Inc. Class A	6,700	1,137,928

		7,766,339
Leisure equipment and products (0.1%)

Mattel, Inc.	4,042	176,066

		176,066
Life sciences tools and services (0.2%)

Thermo Fisher Scientific, Inc.	7,045	538,872

		538,872
Machinery (1.8%)

AGCO Corp.	8,500	443,020

CNH Global NV(S)	9,403	388,532

Dover Corp.	3,572	260,327

Flowserve Corp.	3,100	519,901

Ingersoll-Rand PLC	14,000	770,140

Joy Global, Inc.	8,000	476,160

Parker Hannifin Corp.(S)	4,900	448,742

Terex Corp.(NON)	9,900	340,236

Trinity Industries, Inc.	10,600	480,498

		4,127,556
Media (3.1%)

CBS Corp. Class B	25,100	1,171,919

Comcast Corp. Class A	64,570	2,712,586

DISH Network Corp. Class A	29,000	1,099,100

Gannett Co., Inc.	37,600	822,312

Liberty Global, Inc.(NON)	10,000	686,300

Time Warner Cable, Inc.	7,300	701,238

WPP PLC ADR (United Kingdom)	378	30,285

		7,223,740
Metals and mining (0.3%)

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	18,400	609,040

		609,040
Multi-utilities (0.3%)

CenterPoint Energy, Inc.	25,100	601,396

		601,396
Multiline retail (1.3%)

Macy's, Inc.	31,100	1,301,224

Target Corp.	25,100	1,718,095

		3,019,319
Office electronics (0.2%)

Xerox Corp.	60,600	521,160

		521,160
Oil, gas, and consumable fuels (9.2%)

Alpha Natural Resources, Inc.(NON)	58,938	483,881

Chevron Corp.	43,140	5,125,895

Exxon Mobil Corp.	82,405	7,425,515

Hess Corp.	8,600	615,846

LRR Energy LP	24,778	436,093

Murphy Oil Corp.	12,000	764,760

NGL Energy Partners LP	17,100	459,989

Noble Energy, Inc.	4,900	566,734

Occidental Petroleum Corp.	13,672	1,071,475

Oiltanking Partners LP (Units)	11,486	590,380

Phillips 66	13,650	955,091

Royal Dutch Shell PLC ADR (United Kingdom)	21,039	1,370,901

Suncor Energy, Inc. (Canada)	22,400	672,224

Valero Energy Corp.	15,300	695,997

		21,234,781
Paper and forest products (0.2%)

International Paper Co.	9,200	428,536

		428,536
Personal products (0.2%)

Herbalife, Ltd.(S)	13,520	506,324

		506,324
Pharmaceuticals (6.8%)

AbbVie, Inc.	37,610	1,533,736

Allergan, Inc.(S)	5,500	613,965

Eli Lilly & Co.	28,200	1,601,478

Johnson & Johnson(S)	43,230	3,524,542

Merck & Co., Inc.	34,000	1,503,820

Pfizer, Inc.	218,691	6,311,422

Sanofi ADR (France)(S)	9,300	475,044

ViroPharma, Inc.(NON)	9,716	244,455

		15,808,462
Professional services (0.2%)

Manpower, Inc.	8,756	496,640

		496,640
Real estate investment trusts (REITs) (0.7%)

American Tower Corp. Class A	7,100	546,132

Campus Crest Communities, Inc,	23,418	325,510

Weyerhaeuser Co.	25,500	800,190

		1,671,832
Road and rail (0.7%)

Canadian National Railway Co. (Canada)	4,600	461,380

Union Pacific Corp.	7,500	1,068,075

		1,529,455
Semiconductors and semiconductor equipment (1.4%)

Applied Materials, Inc.	40,800	549,984

First Solar, Inc.(NON)	14,300	385,528

Intel Corp.	50,520	1,103,862

Texas Instruments, Inc.(S)	30,900	1,096,332

		3,135,706
Software (4.2%)

Microsoft Corp.	160,750	4,599,058

Oracle Corp.	100,130	3,238,204

SAP AG ADR (Germany)(S)	9,900	797,346

Symantec Corp.(NON)	33,900	836,652

TiVo, Inc.(NON)	25,700	318,423

		9,789,683
Specialty retail (2.6%)

Foot Locker, Inc.	23,200	794,368

Gap, Inc. (The)	12,600	446,040

Home Depot, Inc. (The)	31,500	2,198,070

Lowe's Cos., Inc.	22,200	841,824

Office Depot, Inc.(NON)	103,600	407,148

PetSmart, Inc.	6,400	397,440

TJX Cos., Inc. (The)	17,700	827,475

		5,912,365
Textiles, apparel, and luxury goods (0.6%)

Gildan Activewear, Inc. (Canada)	10,700	427,037

Michael Kors Holdings, Ltd. (Hong Kong)(NON)	11,900	675,801

Ralph Lauren Corp.(S)	2,200	372,482

		1,475,320
Tobacco (2.2%)

Altria Group, Inc.	24,400	839,116

Philip Morris International, Inc.	46,633	4,323,345

		5,162,461
Wireless telecommunication services (0.1%)

MetroPCS Communications, Inc.(NON)	25,700	280,130

		280,130

Total common stocks (cost $167,812,406)		$227,940,950

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

SPDR S&P Homebuilders ETF(S)	40,500	$1,214,595

Total investment companies (cost $720,253)		$1,214,595

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

Iridium Communications, Inc. 144A $7.00 cv. pfd.	4,573	$413,857

Unisys Corp. Ser. A, 6.25% cv. pfd.	2,904	188,760

Total convertible preferred stocks (cost $747,700)		$602,617

PREFERRED STOCKS (—%)(a)
	Shares	Value

First Southern Bancorp, Inc. 5.00% cum. pfd. (acquired 12/17/09, cost $34,000)(F)(RES)(NON)	34	$34,000

Total preferred stocks (cost $34,000)		$34,000

SHORT-TERM INVESTMENTS (8.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19%(d)	18,836,250	$18,836,250

Putnam Short Term Investment Fund 0.08%(AFF)	1,105,748	1,105,748

Total short-term investments (cost $19,941,998)		$19,941,998

TOTAL INVESTMENTS

Total investments (cost $189,256,357)(b)		$249,734,160

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
SPDR	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $231,188,587.
(b)	The aggregate identified cost on a tax basis is $192,731,587, resulting in gross unrealized appreciation and depreciation of $58,777,521 and $1,774,948, respectively, or net unrealized appreciation of $57,002,573.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $34,000, or less than 0.1% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$925,339	$4,851,660	$5,776,999	$124	$—
	Putnam Short Term Investment Fund *	—	3,707,544	2,601,796	56	1,105,748
	Totals	$925,339	$8,559,204	$8,378,795	$180	$1,105,748
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,493,976. Certain of these securities were sold prior to the close of the reporting period.
The fund received cash collateral of $18,836,250, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$27,189,816	$—	$—
Consumer staples	22,641,502	—	—
Energy	25,710,241	—	—
Financials	36,779,441	—	118,346
Health care	31,710,887	—	—
Industrials	23,196,426	—	—
Information technology	42,697,296	—	—
Materials	7,955,952	—	—
Telecommunication services	4,981,322	—	—
Utilities	4,959,721	—	—
Total common stocks	227,822,604	—	118,346
Convertible preferred stocks	—	602,617	—
Investment companies	1,214,595	—	—
Preferred stocks	—	—	34,000
Short-term investments	1,105,748	18,836,250	—

Totals by level	$230,142,947	$19,438,867	$152,346

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013